Shareholder Report, Average Annual Return (Details)									1 Months Ended	6 Months Ended		8 Months Ended	10 Months Ended		11 Months Ended	12 Months Ended	32 Months Ended	60 Months Ended	67 Months Ended	91 Months Ended	120 Months Ended	126 Months Ended	131 Months Ended	156 Months Ended	157 Months Ended	246 Months Ended	306 Months Ended	397 Months Ended	433 Months Ended	544 Months Ended
	Aug. 29, 2023	Oct. 27, 2021	Dec. 31, 2019	Dec. 09, 2019	Dec. 14, 2018	Dec. 16, 2016	Apr. 29, 2016	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000211588
Average Annual Return [Line Items]
Line Graph and Table Measure Name				SBH Small Cap Value - Retail
C000211587
Average Annual Return [Line Items]
Line Graph and Table Measure Name															SBH Small Cap Value - Inst
C000134695
Average Annual Return [Line Items]
Line Graph and Table Measure Name											SBH Small Cap Growth - Retail
C000134696
Average Annual Return [Line Items]
Line Graph and Table Measure Name											SBH Small Cap Growth - Inst
C000216810
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SBH Small Cap Core - Retail
C000216811
Average Annual Return [Line Items]
Line Graph and Table Measure Name											SBH Small Cap Core - Inst
C000211581
Average Annual Return [Line Items]
Line Graph and Table Measure Name				SBH All Cap - Retail
C000211582
Average Annual Return [Line Items]
Line Graph and Table Measure Name															SBH All Cap - Inst
C000211583
Average Annual Return [Line Items]
Line Graph and Table Measure Name								SBH Emerging Markets - Retail
C000211584
Average Annual Return [Line Items]
Line Graph and Table Measure Name												SBH Emerging Markets - Inst
C000211585
Average Annual Return [Line Items]
Line Graph and Table Measure Name								SBH International Small Cap - Retail
C000211586
Average Annual Return [Line Items]
Line Graph and Table Measure Name												SBH International Small Cap - Inst
C000246766
Average Annual Return [Line Items]
Line Graph and Table Measure Name																SBH International Equity - Retail
C000246765
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SBH International Equity - Inst
C000018316
Average Annual Return [Line Items]
Line Graph and Table Measure Name											SBH Global All Cap - Retail
C000052675
Average Annual Return [Line Items]
Line Graph and Table Measure Name											SBH Global All Cap - Inst
C000206635
Average Annual Return [Line Items]
Line Graph and Table Measure Name																SBH Short Term Plus - Retail
C000206636
Average Annual Return [Line Items]
Line Graph and Table Measure Name					SBH Short Term Plus - Inst
C000018311
Average Annual Return [Line Items]
Line Graph and Table Measure Name											SBH Plus Bond - Retail
C000052673
Average Annual Return [Line Items]
Line Graph and Table Measure Name											SBH Plus Bond - Inst
C000018320
Average Annual Return [Line Items]
Line Graph and Table Measure Name											SBH Quality High Yield - Retail
C000052678
Average Annual Return [Line Items]
Line Graph and Table Measure Name											SBH Quality High Yield - Inst
C000176020
Average Annual Return [Line Items]
Line Graph and Table Measure Name																SBH Municipal Opportunities - Retail
C000176021
Average Annual Return [Line Items]
Line Graph and Table Measure Name						SBH Municipal Opportunities - Inst
C000018312
Average Annual Return [Line Items]
Line Graph and Table Measure Name											SBH Colorado Tax Free - Retail
C000169263
Average Annual Return [Line Items]
Line Graph and Table Measure Name							SBH Colorado Tax Free - Inst
C000244704
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Barrett Growth
C000244699
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Barrett Opportunity
C000243104
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SBH Select Equity ETF
Without Sales Load [Member] | C000211588
Average Annual Return [Line Items]
Average Annual Return, Percent										0.80%						6.19%		4.96%			6.19%		6.99%
Without Sales Load [Member] | C000211587
Average Annual Return [Line Items]
Average Annual Return, Percent										0.87%						6.38%		5.08%			6.33%		7.14%
Without Sales Load [Member] | C000134695
Average Annual Return [Line Items]
Average Annual Return, Percent										4.82%						9.49%		8.98%			9.95%	9.79%
Without Sales Load [Member] | C000134696
Average Annual Return [Line Items]
Average Annual Return, Percent										4.84%						9.63%		9.14%			10.20%	10.03%
Without Sales Load [Member] | C000216810
Average Annual Return [Line Items]
Average Annual Return, Percent										5.26%						13.73%		10.98%			8.56%					9.06%
Without Sales Load [Member] | C000216811
Average Annual Return [Line Items]
Average Annual Return, Percent										5.31%						13.98%		11.17%			8.74%					9.23%
Without Sales Load [Member] | C000211581
Average Annual Return [Line Items]
Average Annual Return, Percent										10.67%						17.19%		12.50%			10.50%		10.92%
Without Sales Load [Member] | C000211582
Average Annual Return [Line Items]
Average Annual Return, Percent										10.71%						17.28%		12.56%			10.61%		11.04%
Without Sales Load [Member] | C000211583
Average Annual Return [Line Items]
Average Annual Return, Percent										15.39%						25.70%		6.63%			4.09%			3.26%
Without Sales Load [Member] | C000211584
Average Annual Return [Line Items]
Average Annual Return, Percent										15.34%						25.79%		6.79%			4.26%			3.45%
Without Sales Load [Member] | C000211585
Average Annual Return [Line Items]
Average Annual Return, Percent										6.09%						16.51%		4.79%			2.82%				4.88%
Without Sales Load [Member] | C000211586
Average Annual Return [Line Items]
Average Annual Return, Percent										6.23%						16.74%		4.96%			3.02%				5.10%
Without Sales Load [Member] | C000246766
Average Annual Return [Line Items]
Average Annual Return, Percent										4.87%						14.52%	5.03%
Without Sales Load [Member] | C000246765
Average Annual Return [Line Items]
Average Annual Return, Percent										4.97%						14.70%	5.19%
Without Sales Load [Member] | C000018316
Average Annual Return [Line Items]
Average Annual Return, Percent										10.29%						17.52%		9.04%			7.54%								8.53%
Without Sales Load [Member] | C000052675
Average Annual Return [Line Items]
Average Annual Return, Percent										10.34%						17.72%		9.18%			7.69%								8.61%
Without Sales Load [Member] | C000206635
Average Annual Return [Line Items]
Average Annual Return, Percent										2.11%						5.39%		1.63%	1.91%
Without Sales Load [Member] | C000206636
Average Annual Return [Line Items]
Average Annual Return, Percent										2.16%						5.48%		1.74%	2.01%
Without Sales Load [Member] | C000018311
Average Annual Return [Line Items]
Average Annual Return, Percent										0.12%						4.20%		0.63%			1.91%								5.20%
Without Sales Load [Member] | C000052673
Average Annual Return [Line Items]
Average Annual Return, Percent										0.19%						4.29%		0.77%			2.07%								5.27%
Without Sales Load [Member] | C000018320
Average Annual Return [Line Items]
Average Annual Return, Percent										1.98%						9.17%		3.38%			4.03%								6.71%
Without Sales Load [Member] | C000052678
Average Annual Return [Line Items]
Average Annual Return, Percent										2.07%						9.32%		3.54%			4.22%								6.78%
Without Sales Load [Member] | C000176020
Average Annual Return [Line Items]
Average Annual Return, Percent										0.84%						4.31%		1.07%		2.78%
Without Sales Load [Member] | C000176021
Average Annual Return [Line Items]
Average Annual Return, Percent										0.81%						4.36%		1.22%		2.94%
Without Sales Load [Member] | C000018312
Average Annual Return [Line Items]
Average Annual Return, Percent										0.92%						4.20%		0.67%			1.90%							3.94%
Without Sales Load [Member] | C000169263
Average Annual Return [Line Items]
Average Annual Return, Percent										1.08%						4.44%		0.83%			2.02%							3.98%
Without Sales Load [Member] | C000244704
Average Annual Return [Line Items]
Average Annual Return, Percent										19.90%						32.84%		15.32%			13.22%						6.62%
Without Sales Load [Member] | C000244699
Average Annual Return [Line Items]
Average Annual Return, Percent										12.78%						24.68%		12.45%			9.59%									10.85%
Without Sales Load [Member] | C000243104
Average Annual Return [Line Items]
Average Annual Return, Percent										12.82%			19.11%
Russell 3000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent										13.56%						23.13%		14.14%			12.15%		12.84%
Russell 3000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent										13.56%						23.13%		14.14%			12.15%		12.84%
Russell 3000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name											Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent										13.56%						23.13%		14.14%			12.15%	12.40%
Russell 3000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name											Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent										13.56%						23.13%		14.14%			12.15%	12.40%
Russell 3000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent										13.56%						23.13%		14.14%			12.15%					10.10%
Russell 3000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name											Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent										13.56%						23.13%		14.14%			12.15%					10.10%
Russell 3000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent										13.56%						23.13%		14.14%			12.15%		12.84%
Russell 3000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent										13.56%						23.13%		14.14%			12.15%		12.84%
MSCI ACWI ex-USA IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI ACWI ex-USA Investable Market Index
Average Annual Return, Percent										5.28%						11.57%		5.62%			3.92%			4.37%
MSCI ACWI ex-USA IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name												MSCI ACWI ex-USA Investable Market Index
Average Annual Return, Percent										5.28%						11.57%		5.62%			3.92%			4.37%
MSCI ACWI ex-USA IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI ACWI ex-USA Investable Market Index
Average Annual Return, Percent										5.28%						11.57%		5.62%			3.92%				4.22%
MSCI ACWI ex-USA IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name												MSCI ACWI ex-USA Investable Market Index
Average Annual Return, Percent										5.28%						11.57%		5.62%			3.92%				4.22%
MSCI ACWI ex-USA IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name																MSCI ACWI ex-USA Investable Market Index
Average Annual Return, Percent										5.28%						11.57%	0.13%
MSCI ACWI ex-USA IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex-USA Investable Market Index
Average Annual Return, Percent										5.28%						11.57%	0.13%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name											MSCI World Index
Average Annual Return, Percent										11.75%						20.19%		11.78%			9.16%								7.75%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name											MSCI World Index
Average Annual Return, Percent										11.75%						20.19%		11.78%			9.16%								7.75%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent										(0.71%)						2.63%		(0.23%)	1.03%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent										(0.71%)						2.63%		(0.23%)	1.03%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent										(0.71%)						2.63%		(0.23%)			1.35%								5.33%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent										(0.71%)						2.63%		(0.23%)			1.35%								5.33%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent										(0.71%)						2.63%		(0.23%)			1.35%								5.33%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent										(0.71%)						2.63%		(0.23%)			1.35%								5.33%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index
Average Annual Return, Percent										(0.40%)						3.21%		1.16%		2.44%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index
Average Annual Return, Percent										(0.40%)						3.21%		1.16%		2.44%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Average Annual Return, Percent										(0.40%)						3.21%		1.16%			2.39%							4.86%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond Index
Average Annual Return, Percent										(0.40%)						3.21%		1.16%			2.39%							4.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent										15.29%						24.56%		15.05%			12.86%						7.96%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent										15.29%						24.56%		15.05%			12.86%									12.21%
Russell 3000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent										13.56%			21.60%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent										(0.85%)						10.90%		7.07%			6.23%		7.06%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent										(0.85%)						10.90%		7.07%			6.23%		7.06%
Russell 2000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name											Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent										4.44%						9.14%		6.17%			7.39%	7.40%
Russell 2000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name											Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent										4.44%						9.14%		6.17%			7.39%	7.40%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent										1.73%						10.06%		6.94%			7.00%					8.00%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name											Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent										1.73%						10.06%		6.94%			7.00%					8.00%
MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI Emerging Markets Index
Average Annual Return, Percent										7.49%						12.55%		3.10%			2.79%			2.05%
MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name												MSCI Emerging Markets Index
Average Annual Return, Percent										7.49%						12.55%		3.10%			2.79%			2.05%
MSCI EAFE SMALL CAP Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI EAFE Small Cap Index
Average Annual Return, Percent										0.51%						7.78%		4.19%			4.29%				5.38%
MSCI EAFE SMALL CAP Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name												MSCI EAFE Small Cap Index
Average Annual Return, Percent										0.51%						7.78%		4.19%			4.29%				5.38%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name																MSCI EAFE Index
Average Annual Return, Percent										5.34%						11.54%	2.38%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent										5.34%						11.54%	2.38%
Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent										1.38%						4.87%		1.25%	1.71%
Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent										1.38%						4.87%		1.25%	1.71%
Bloomberg U.S. High Yield - 2% Issuer Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. High Yield - 2% Issuer Capped Index
Average Annual Return, Percent										2.59%						10.43%		3.90%			4.31%								7.03%
Bloomberg U.S. High Yield - 2% Issuer Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. High Yield - 2% Issuer Capped Index
Average Annual Return, Percent										2.59%						10.43%		3.90%			4.31%								7.03%
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg 1-15 Year Municipal Blend Index
Average Annual Return, Percent										(0.63%)						2.69%		1.16%		2.23%
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg 1-15 Year Municipal Blend Index
Average Annual Return, Percent										(0.63%)						2.69%		1.16%		2.23%
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Average Annual Return [Line Items]
Line Graph and Table Measure Name											Bloomberg 1-15 Year Municipal Blend Index
Average Annual Return, Percent										(0.63%)						2.69%		1.16%			2.09%							4.13%
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg 1-15 Year Municipal Blend Index
Average Annual Return, Percent										(0.63%)						2.69%		1.16%			2.09%							4.13%
SBH Select Equity ETF - Market Price
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SBH Select Equity ETF - Market Price
Average Annual Return, Percent										12.78%			19.07%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent										14.24%			22.30%